Property and Equipment - Schedule of Furniture and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 4,337	$ 5,050
Accumulated Depreciation	2,723	3,156
Net Book Value	1,614	1,894
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,373	1,373
Accumulated Depreciation	322	184
Net Book Value	1,051	1,189
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Cost	2,092	2,825
Accumulated Depreciation	1,843	2,545
Net Book Value	249	280
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	872	852
Accumulated Depreciation	558	427
Net Book Value	$ 314	$ 425